Financial investments - Summary of stages as indicated by IFRS 9 (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	S/ 24,295,198	S/ 19,947,656
Stage 1 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	23,543,322	19,001,917
Stage 2 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	750,179	945,321
Stage 3 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	1,697	418
Sovereign bonds of the republic of peru [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	11,083,297	9,839,920
Sovereign bonds of the republic of peru [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	11,083,297	9,839,920
Sovereign bonds of the republic of peru [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost
Sovereign bonds of the republic of peru [member] | Stage 3 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost
Corporate, leasing and subordinated bonds [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	8,661,241	7,574,202
Corporate, leasing and subordinated bonds [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	7,909,365	6,709,273
Corporate, leasing and subordinated bonds [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	750,179	864,511
Corporate, leasing and subordinated bonds [member] | Stage 3 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	1,697	418
Variable interest Certificates of Deposit issued by the BCRP
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost		1,434,836
Variable interest Certificates of Deposit issued by the BCRP | Stage 1 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost		1,434,836
Variable interest Certificates of Deposit issued by the BCRP | Stage 2 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost
Variable interest Certificates of Deposit issued by the BCRP | Stage 3 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost
Bonds guaranteed by the Peruvian government
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	473,630	487,728
Bonds guaranteed by the Peruvian government | Stage 1 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	473,630	487,728
Bonds guaranteed by the Peruvian government | Stage 2 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost
Bonds guaranteed by the Peruvian government | Stage 3 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost
Global bonds of the republic of peru [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	463,333	453,286
Global bonds of the republic of peru [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	463,333	453,286
Global bonds of the republic of peru [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost
Global bonds of the republic of peru [member] | Stage 3 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost
Global bonds of the republic of colombia [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	15,678	80,810
Global bonds of the republic of colombia [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	15,678
Global bonds of the republic of colombia [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost		80,810
Global bonds of the republic of colombia [member] | Stage 3 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost
Global bonds of the republic of chile [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	0
Negotiable Certificates of Deposit issued by the BCRP [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	3,448,984	43,868
Negotiable Certificates of Deposit issued by the BCRP [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	3,448,984	43,868
Negotiable Certificates of Deposit issued by the BCRP [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost
Negotiable Certificates of Deposit issued by the BCRP [member] | Stage 3 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost
Other [Member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	75,705
Other [Member] | Stage 1 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	75,705
Other [Member] | Stage 2 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	0
Other [Member] | Stage 3 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	0
Treasury Bonds Of The United States Of America [Member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	73,330	17,726
Treasury Bonds Of The United States Of America [Member] | Stage 1 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	73,330	17,726
Treasury Bonds Of The United States Of America [Member] | Stage 2 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	0
Treasury Bonds Of The United States Of America [Member] | Stage 3 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	S/ 0
Global Bonds Of The united States Of Mexico [Member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost		15,280
Global Bonds Of The united States Of Mexico [Member] | Stage 1 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost		15,280
Global Bonds Of The united States Of Mexico [Member] | Stage 2 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost
Global Bonds Of The united States Of Mexico [Member] | Stage 3 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost